Leases - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease [Abstract]
Beginning balance	$ 5,606	$ 9,353
Changes in right-of-use assets [abstract]
Additions	965	557
Additions from business acquisition (note 4)	54	0
Depreciation	(2,510)	(2,575)
Impairment	0	(1,272)
Derecognition	0	(448)
Exchange rate effect	162	(9)
Ending balance	$ 4,277	5,606
Lease receivables		$ 1,033